COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Liabilities [Abstract]
Non-cancelable outstanding obligations	$ 8,600
Royalties expenses	$ 17	$ 7	$ 14
Lease expiration, term	These leases expire between 2024 and 2025.
Restricted cash and other long-term assets	$ 709
Rent expenses	$ 976	$ 739	$ 730
IPO [Member]
Commitments And Contingencies Liabilities [Abstract]
Description of conversion ratio	ordinary shares in a conversion ratio of 1 to 1
IIA [Member]
Commitments And Contingencies Liabilities [Abstract]
Total fund received	$ 2,600
Research And Development Royalty Bearing Grants	$ 1,600
Royalty Fees Percentage	3.00%
Contingent liability	$ 1,600
Percentage Of Grant Received Considered To Determine Royalty Fees	100.00%
Royalties expenses	$ 110
IIA [Member] | Convertible preferred A shares [Member]
Commitments And Contingencies Liabilities [Abstract]
Research And Development Amount Received In Consideration Of Convertible Preferred Shares	$ 400
Convertible preferred shares	209